SHAREHOLDERS' CAPITAL (Details) $ / shares in Units, $ in Thousands			3 Months Ended			9 Months Ended
		Sep. 28, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2020 CAD ($) $ / shares shares		Oct. 19, 2020 CAD ($)	Mar. 31, 2020 CAD ($)
Statement Line Items [Line Items]
Par value per share (in CAD per share) | $ / shares									$ 0	$ 0
Number of shares issued and fully paid (in shares) | shares			0			0				0
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share) | $ / shares									$ 0.125
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners									$ 18,700
Total borrowings										$ 518,768			$ 782,003
Value of shares issued to term loan lenders		$ 3,700
Post-consolidation common shares subscription, price per share (in CAD per share) | $ / shares		$ 3.412
post-consolidation common shares subscription, shares (in shares) | shares		15,174,950
Proceeds from post-consolidation common shares subscription		$ 51,800
Common stock acquired by backstop parties (in shares) | shares		14,137,580
Proceeds from common stock issued to backstop parties		$ 48,200
Proceeds from the equity subscription		$ 100,000
Equity subscription, price (in CAD per share) | $ / shares		$ 4.868
Gains (losses) on recapitalization transaction, net				$ 1,026			$ 51,367
Gains (losses) on recapitalization transaction							78,800
Recapitalization transaction Expenses incurred							$ 27,400
Filter Group
Statement Line Items [Line Items]
Interest rate			8.99%			8.99%				8.99%
Total borrowings										$ 5,500
settlement of litigation, cash payment		$ 1,800
Settlement of litigation, common shares (in shares) | shares		429,958
6.75% $100M convertible debentures
Statement Line Items [Line Items]
Interest rate	[1]		6.75%			6.75%				6.75%
Total borrowings		$ 100,000											90,187	[1]
Notional amount	[1]									$ 100,000
6.75% $160M convertible debentures
Statement Line Items [Line Items]
Interest rate	[2]		6.75%			6.75%				6.75%
Total borrowings		$ 160,000											153,995	[2]
Notional amount	[2]									$ 160,000
7.0% $13M subordinated notes
Statement Line Items [Line Items]
Interest rate		7.00%	7.00%			7.00%				7.00%
Total borrowings		$ 15,000								$ 13,393
Notional amount			$ 13,000,000			$ 13,000,000				$ 13,000
7.0% $13M subordinated notes | Bottom of range
Statement Line Items [Line Items]
Total borrowings												$ 13,200
Senior secured credit facility
Statement Line Items [Line Items]
Interest rate			5.25%			5.25%				5.25%
Total borrowings										$ 232,619			236,389
Notional amount										$ 335,000
Senior secured credit facility | Bottom of range
Statement Line Items [Line Items]
Total borrowings												$ 13,200
Senior secured credit facility | Debt agreement recapitalization [member]
Statement Line Items [Line Items]
Total borrowings		$ 335,000
8.75% loan
Statement Line Items [Line Items]
Interest rate			8.75%			8.75%				8.75%
Total borrowings			$ 207,000,000			$ 207,000,000							$ 280,535	[3]
10.25 % term loan
Statement Line Items [Line Items]
Interest rate			10.25%			10.25%				10.25%
Total borrowings			$ 205,900,000			$ 205,900,000				$ 273,478	[4]
Convertible debentures [member]
Statement Line Items [Line Items]
Interest rate			8.50%			8.50%				8.50%
Preference shares
Statement Line Items [Line Items]
Number of shares authorised (in shares) | shares			50,000,000			50,000,000				50,000,000
Par value per share (in CAD per share) | $ / shares										$ 0
Dividends recognised as distributions to owners of parent			$ 0		$ 0	$ 0		$ 1.0625
Ordinary shares
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners									$ 6,600
Dividends recognised as distributions to owners of parent				$ 0

[1]	As part of the Recapitalization, the 6.5% $100M convertible debentures were exchanged for 3,592,069 common shares along with it’s pro-rata share of the 7.0% $13M subordinated notes and the payment of accrued interest.
[2]	As part of the Recapitalization, the 6.75% $160M convertible debentures were exchanged for 5,747,310 common shares along with its pro-rata share of the 7.0% $13M subordinated notes and the payment of accrued interest.
[3]	As part of the Recapitalization, the 8.75% loan was exchanged for its pro-rata share of the 10.25% term loan and 786,982 common shares. The loan had US$207.0 million outstanding plus accrued interest.
[4]	As part of the Recapitalization, Just Energy issued a US$205.9 million principal note (the “10.25% term loan”) maturing on March 31, 2024. The note bears interest at 10.25% and payments will be capitalized into the note. The interest is capitalized on a semi-annual basis on September 30 and March 31. The balance at December 31, 2020 includes an accrual of $7.1 million for capitalized interest payable on the notes. Upon achieving certain financial measures, the Company will pay either 50% or 100% of the interest in cash at a 9.75% rate on a semi-annual basis. Certain senior debt to EBITDA ratios have been established as well as minimum EBITDA requirements for a trailing four quarter period. Voluntary prepayments are allowed within the agreement subject to a prepayment penalty of 5.0%. The 5.0% prepayment penalty is amortized as finance costs over the term of the agreement.